DISAGGREGATION OF REVENUE	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
DISAGGREGATION OF REVENUE

NOTE － 3 DISAGGREGATION OF REVENUE

The following tables present the Company’s revenue disaggregated by business segment and geography, based on management’s assessment of available data:

	Year ended December 31,
	2023	2024
	S$’000	S$’000
Revenue recognition at a single point in time:
Sales of heavy equipment and parts	56,449	45,763
Engineering consultancy service income	7,032	2,190
	63,481	47,953
Revenue recognition over time:
Rental income	9,301	10,543

	72,782	58,496

In accordance with ASC 280, Segment Reporting (“ASC 280”), we have only one reportable geographic segment. Sales are based on the countries in which the customer is located. Summarized financial information concerning our geographic segments is shown in the following tables:

	Year ended December 31,
	2023	2024
	S$’000	S$’000

Singapore	69,735	54,836

Other countries	3,047	3,660

	72,782	58,496